Investment properties - Lease payments expected to be received in the future under lease contracts (Details) - Investment property - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	₩ 35,852	₩ 34,572
Within a year
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	14,784	12,368
More than 1 year and within 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	8,214	8,481
More than 2 years and within 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	3,744	5,320
More than 3 years and within 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	3,172	3,201
More than 4 years and within 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	2,994	2,634
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	₩ 2,944	₩ 2,568